SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Useful lives of Property, Plant and Equipment	Estimates of useful lives follow.

Useful lives (In years)
Gathering and processing systems and related equipment	12-30
Other	4-15